Environmental Rehabilitation and Other Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Environmental Rehabilitation and Other Provisions

	US Dollars
Figures in millions	2019	2018	2017

Environmental rehabilitation obligations

Provision for decommissioning
Balance at beginning of year	237	286	279
Charge to income statement	—	1	2
Change in estimates(1)	29	(47)	4
Unwinding of decommissioning obligation	10	12	12
Transfer to assets and liabilities held for sale	(81)	—	(20)
Utilised during the year	(1)	(1)	(2)
Translation	2	(14)	11
Balance at end of year	196	237	286

Provision for restoration
Balance at beginning of year	385	409	426
Charge to income statement	(1)	2	8
Change in estimates(1)	50	(28)	(17)
Unwinding of restoration obligation	9	12	10
Transfer to assets and liabilities held for sale	(15)	—	(3)
Transfer to current portion	—	—	(17)
Utilised during the year	(5)	(3)	(4)
Translation	—	(7)	6
Balance at end of year	423	385	409

Other provisions(2)
Balance at beginning of year	205	247	172
Charge to income statement	39	24	17
Change in estimates	27	18	15
Additions	—	—	64
Transfer to assets and liabilities held for sale	(115)	—	—
Transfer to trade and other payables	(73)	(26)	(6)
Unwinding of other provisions	6	7	1
Utilised during the year	(16)	(35)	(35)
Translation	5	(30)	19
Balance at end of year	78	205	247

Total environmental rehabilitation and other provisions	697	827	942

(1)
The change in estimates is attributable to changes in discount rates due to changes in global economic assumptions and changes in mine plans resulting in a change in cash flows and changes in design of tailings storage facilities and in methodology following requests from the environmental regulatory authorities. These provisions are expected to unwind beyond the end of the life of mine.

(2)
Other provisions include the long-term provision for the silicosis class action litigation of $54m (2018: $47m; 2017: $63m), the short-term portion of $11m (2018; $16m; 2017: nil) has been included in trade and other payables.